Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net loss attributable to common stockholders	$ (1,018,114)	$ (11,158,410)	$ (20,946,199)	$ (30,436,921)
Denominator:
Basic weighted-average shares outstanding	86,315,879	78,707,504	86,124,876	75,412,754
Diluted weighted-average shares outstanding	86,315,879	78,707,504	86,124,876	75,412,754
Loss per share:
Basic loss per share	$ (0.01)	$ (0.14)	$ (0.24)	$ (0.4)
Diluted loss per share	$ (0.01)	$ (0.14)	$ (0.24)	$ (0.4)